Trade, Other Payables and Accrued Liabilities	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Trade, Other Payables and Accrued Liabilities
14.	Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities. The usual credit period taken for trade purchases is between 30 to 90 days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2019	August 31, 2018

Less than 1 month	$839,215	$704,776
1 to 3 months	403,532	210,648
Over 3 months	4,982,384	4,851,978
Total Trade, Other Payables and Accrued Liabilities	$6,225,131	$5,767,402